Pursuant to the Fund's procedures adopted under Rule 10f-3, the Fund's Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Government Bond Fund
Issuer	Federal Home Loan Bank
Ticker/Sebol	3130B0TY5
Principal Amount (US$)	$997,360,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$2,094,456.00
Amount Purchased (Foreign$)	N/A
Trade Date	4/10/2024
Price (US$)	$99.736
Price-Foreign	N/A
Underwriter	Wells Fargo Securities, LLC
Other Syndicate Members:	Barclays Capital Inc.
Nomura Securities International, Inc.
Underwriting Spread	0.075%
Currency	USD

Fund	Short-Term Government Fund
Issuer	Federal Home Loan Bank
Ticker/Sebol	3130B0TY5
Principal Ampouint (US$)	$997,360,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$598,416.00
Amount Purchased (Foreign$)	N/A
Trade Date	4/10/2024
Price (US$)	$99.736
Price-Foreign	N/A
Underwriter	Wells Fargo Securities, LLC
Other Syndicate Members:	Barclays Capital Inc.
Nomura Securities International, Inc.
Underwriting Spread	0.075%
Currency	USD

Fund	Inflation-Adjusted Bond Fund
Issuer	Citibank, N.A.
Ticker/Sebol	17325FBL1
Principal Ampouint (US$)	$2,200,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$6,375,000.00
Amount Purchased (Foreign$)	N/A
Trade Date	11/12/2024
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.

Other Syndicate Members:	BBVA Securities Inc.
BMO Capital Markets Corp.
Capital One Securities, Inc.
CAVU Securities LLC
Danske Markets Inc.
Drexel Hamilton, LLC
ING Financial Markets LLC
MUFG Securities Americas Inc.
Nomura Securities International, Inc.
Nordea Bank Abp
PNC Capital Markets LLC
RBC Capital Markets, LLC
Roberts & Ryan, Inc.
Santander US Capital Markets LLC
Scotia Capital (USA) Inc.
SMBC Nikko Securities America, Inc.
TD Securities (USA) LLC
U.S. Bancorp Investments, Inc.
Banco de Sabadell, S.A.
BNY Mellon Capital Markets, LLC
C.L. King & Associates, Inc.
CastleOak Securities, L.P.
CIBC World Markets Corp.
Citizens JMP Securities, LLC
Commerz Markets LLC
DBS Bank Ltd.
Desjardins Securities Inc.
Falcon Square Capital LLC
Fifth Third Securities, Inc.
Huntington Securities, Inc.
ICBC Standard Bank Plc
Independence Point Securities LLC
Intesa Sanpaolo IMI Securities Corp.
KeyBanc Capital Markets Inc.
Lloyds Securities Inc.
M&T Securities, Inc.
Mizuho Securities USA LLC
National Bank of Canada Financial Inc.
Natixis Securities Americas LLC
NatWest Markets Securities Inc.
Oversea-Chinese Banking Corporation Limited
Penserra Securities LLC
Rabo Securities USA, Inc.
RB International Markets (USA) LLC
Regions Securities LLC
SG Americas Securities, LLC
Swedbank AB (publ)
Tigress Financial Partners LLC
Truist Securities, Inc.
UBS Securities LLC

UniCredit Capital Markets LLC
Barclays Capital Inc.
Nomura Securities International, Inc.
Underwriting Spread	0.250%
Currency	USD